Investments in Associates and Joint Ventures - Details of Investments in Associates (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Investment in associates provided as collateral for borrowings	₩ 628,573	₩ 629,832
Daesung Steel [member]
Disclosure of associates [line items]
Proportion of ownership in associate	20.00%